Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	3 Months Ended	5 Months Ended
	Jan. 07, 2021	Nov. 27, 2020	Nov. 16, 2020	Jul. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Stock shares issued during the period for services value							$ 25,000
Proceeds from related party debt							30,000
Fees and expenses related party transactions					$ 15,000
Stock issued during the period shares new issues		16,377,622
Stock issued during period value new issues							$ 146,170,277
Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of common stock outstanding					20.00%	20.00%	20.00%
Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services value				$ 25,000		$ 25,000	$ 25,000
Sale of stock for services received issue price per share				$ 0.004
Debt instrument face value					$ 300,000	$ 300,000	$ 300,000
Debt instrument maturity date						Mar. 31, 2021	Mar. 31, 2021
Related party transaction amounts of transaction							$ 2,500
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt						$ 30,000	30,000
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction rental expense per month							15,000
Fees and expenses related party transactions						51,968
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction							2,500
Working capital loans outstanding					$ 0	$ 0	$ 0
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares new issues		1,377,622
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited	218,094
Common stock shares subject to forfeiture	218,094
Number of trading days for determining the share price	45 days						45 days
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture			562,500
Percentage of common stock outstanding			20.00%
Subsequent Event [Member] | Founder Shares Subject To Forfeiture [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Subsequent Event [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price	45 days
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share					$ 0.0001	$ 0.0001	$ 0.0001
Shares issued share based payment arrangement forfeited			1,437,500
Common stock shares outstanding			4,312,500		4,312,500	4,094,406	4,312,500
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited							218,094
Common stock shares outstanding					4,312,500		4,312,500
Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued share based payment arrangement forfeited							218,094
Common stock shares no longer subject to forfeiture		344,406
Common Class B [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price	45 days
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Common Class B [Member] | Subsequent Event [Member] | Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Related Party Transaction [Line Items]
Number of trading days for determining the share price	45 days
Stock issued during the period shares new issues	218,094
Stock issued during period value new issues	$ 0
Founder Shares Class B Common Stock [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares				5,750,000
Common stock par or stated value per share				$ 0.0001
Founder Shares Class B Common Stock [Member] | Lock In Period One [Member]
Related Party Transaction [Line Items]
Lock in period of shares held by the initial shareholders						1 year	1 year
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock par or stated value per share		$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding					4,523,969	4,498,339	4,523,969
Share Price					$ 12.00	$ 12.00	$ 12.00
Number of consecutive trading days for determining the share price						20 days	20 days
Number of trading days for determining the share price						30 days	30 days
Common Class A [Member] | Lock In Period Two [Member]
Related Party Transaction [Line Items]
Lock in period of shares held by the initial shareholders						150 days	150 days
Common Class A [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares new issues		1,377,622
Private Placement Warrants [Member] | Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into shares amount					$ 1,500,000	$ 1,500,000	$ 1,500,000
Debt instrument, convertible, conversion price					$ 1.00	$ 1.00	$ 1.00